Deferred Financing Costs (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Financing Costs
Summary of change in the carrying amount of deferred financing costs

	2019	2018
Balance at January 1	$2,258,253	$1,342,379
Capitalized fees	9,027,753	2,612,860
Amortization	(1,311,573)	(477,781)
Write-off due to debt refinancing	(2,121,451)	(1,219,205)
Balance at December 31	$7,852,982	$2,258,253